SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	Dec. 31, 2024
Building [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	25 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	4 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	5 years
Computer and Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	2 years
Computer and Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	5 years
Mold and Tooling [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	1 year
Mold and Tooling [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	13 years
Other Logistic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	3 years
Other Logistic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	5 years